Summary of Significant Accounting Policies - Changes in Company's Asset Retirement Obligation Liability (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation [Abstract]
Asset retirement obligations, beginning of period	$ 9,055	$ 13
Revisions of prior estimates	6,470
Additional liabilities incurred	1,084	300	13
Assumption of Oxford asset retirement obligations		8,378
Accretion	791	364
Asset retirement obligations, end of period	$ 17,400	$ 9,055	$ 13